LEASE LIABILITIES AND RIGHT OF USE ASSETS (Details 2) - USD ($)	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Three months ended March 31, 2019		$ 34,729
2019	$ 41,940	34,729
2020	41,940	18,985
2021	16,312
Total minimum lease payments	100,192	88,443
Present value of minimum lease payments	7,623	7,121
Present value of minimum lease payments	92,569	81,322
Current portion of capital lease obligations	37,404	30,172	$ 0
Finance lease obligations, less current portion	$ 55,165	$ 51,150	$ 0